Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the six months ended June 30, 2016, were as follows:

(U.S. $ in millions)
Goodwill as of January 1, 2016	$383.9
Translation differences	2.4
Goodwill as of June 30, 2016	$386.3

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2016			December 31, 2015
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,754	$(178,339)	$126,415	$306,657	$(157,862)	$148,795
Patents	18,606	(10,953)	7,653	17,785	(10,008)	7,777
Trademarks and trade names	32,506	(15,677)	16,829	32,443	(14,463)	17,980
Customer relationships	116,087	(48,035)	68,052	115,957	(41,708)	74,249
Non-compete agreements	5,874	(5,874)	-	5,874	(5,874)	-
Capitalized software development costs	20,176	(17,809)	2,367	20,010	(17,351)	2,659
In process research and development	1,008	-	1,008	1,008	-	1,008
	$499,011	$(276,687)	$222,324	$499,734	$(247,266)	$252,468

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of June 30, 2016, estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remainning 6 months of 2016	$29,350
2017	58,338
2018	55,602
2019	42,363
2020	15,636
Thereafter	20,027
Total	$221,316